DERIVATIVE FINANCIAL INSTRUMENTS (Details) (Interest rate swaps, JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
Variable interest rate payments		¥ 10,000
Not designated as hedging instruments | Other-net
DERIVATIVE FINANCIAL INSTRUMENTS
Gain on change in fair value		792	2,139
Not designated as hedging instruments | Interest expense
DERIVATIVE FINANCIAL INSTRUMENTS
Interest paid	22	927	2,652
Not designated as hedging instruments | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value		¥ 23